Financial Risk Management (Reconciliation of Hedging Reserve In Respect of Commodity Price Risk and Effectiveness of Hedging Relationships) (Details) - Swap contract [member] ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at 1 January 2021	¥ 0
Reclassified to the cost of inventory	(88,699)
Effective portion of the cash flow hedge recognized in other comprehensive income	165,576
Amounts reclassified to profit or loss	1,303
Related tax	(41,720)
Balance at 31 December 2021	¥ 36,460